PROPERTY AND EQUIPMENT	9 Months Ended
Sep. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

	Computers & Equipment	Vehicles	Furniture & Equipment	Capital Work In Progress	Total
Cost
Balance, January 1, 2022	$31,944	$192,482	$35,414	$390,059	$649,899
Additions	460	-	-	938,175	938,635
Disposals	(1,500)	-	-	-	(1,500)
Translation differences	(1,885)	(11,430)	(2,104)	(27,037)	(42,456)
Balance, December 31, 2022	29,019	181,052	33,310	1,301,197	1,544,578
Additions	5,154	-	831	711	6,696
Disposals	-	-	-	-	-
Translation differences	(2,583)	(15,663)	(2,920)	(86,122)	(107,288)
Balance, September 30, 2023	$31,590	$165,389	$31,221	$1,215,786	$1,443,986

Accumulated depreciation
Balance as of January 1, 2022	$26,794	$150,219	$29,645	-	$206,658
Depreciation	2,399	28,405	2,297	-	33,101
Translation differences	(1,605)	(9,089)	(1,774)	-	(12,468)
Balance, December 31, 2022	27,588	169,535	30,168	-	227,291
Depreciation	1,516	7,099	1,699	-	10,314
Translation differences	(2,438)	(15,002)	(2,689)	-	(20,129)
Balance, September 30, 2023	$26,666	$161,632	$29,178	-	$217,476

Net book value
At December 31, 2022	$1,431	$11,517	$3,142	$1,301,197	$1,317,287
At September 30, 2023	$4,924	$3,757	$2,043	$1,215,786	$1,226,510

During the nine months ended September 30, 2023, depreciation of $1,095 (2022 - $2,012) related to computer and equipment is included in cost of revenue.

As at September 30, 2023 and December 31, 2022 the Company’s Capital work in progress relates to the ongoing investment in the future medical cannabis cultivation facility in Moshav Kochav Michael, Israel which includes permits, design, software development and IT infrastructure.

The Company considered indicators of impairment at December 31, 2022 and 2021. The Company did not record any impairment loss during the years ended December 31, 2022 and 2021.

BYND CANNASOFT ENTERPRISES INC.

Consolidated Interim Statements of Cash Flows

For the nine months ended September 30, 2023 and 2022

(Expressed in Canadian dollars)

(Unaudited)